Income Taxation - Earnings before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Domestic (Bermuda)	$ 1,503,505	$ 576,338	$ (232,743)
Foreign	231,444	356,878	15,293
Total earnings (loss) before income taxes attributable to continuing operations	$ 1,734,949	$ 933,216	$ (217,450)